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                                                     hours per response.... 19.4
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21675
                                   ---------------------

                                    WY Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)
                         3434 Colwell Avenue, Suite 100
                              Tampa, Florida 33614

--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)
                            Mitchell York, President
                    Wertz York Capital Management Group, LLC
                         3434 Colwell Avenue, Suite 100
                              Tampa, Florida 33614

--------------------------------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 866-329-2673
                                                    ------------------

Date of fiscal year end: 12/31/2006
                        -------------------
Date of reporting period: 06/30/2006
                         -------------------

      Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Reports to Stockholders.


                                  The Core Fund

                               Semi-annual Report

                                   (Unaudited)

                                  June 30, 2006

                                  Fund Adviser:

                    Wertz York Capital Management Group, LLC
                           3434 Colwell Ave, Suite 100
                                 Tampa, FL 33614

                             Toll Free: 866-319-3655

THE CORE FUND
EXPENSES
JUNE 30, 2006 (UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: transactional costs, such as wire fees; and ongoing costs, including management fees, distribution (12b-1) fees and other Fund operating expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the six month period of January 1, 2006 through June 30, 2006 for the Class I shares and the period of June 1, 2006 to June 30, 2006 for the Class R shares.

Actual expenses

The first line in the table below for each share class provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table for each share class provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return for either Fund class of shares. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire fees or low balance fees. Therefore, the second line of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

                                                                                           Expenses Paid
                                                    Beginning             Ending          January 1, 2006
                                                  Account Value       Account Value            Through
                                                 January 1, 2006      June 30, 2006        June 30, 2006
Actual - Class I                                   $ 1,000.00           $ 1,021.90             $ 2.51
Hypothetical (5% return before exp.)                 1,000.00             1,022.32               2.51

Actual - Class R (June 1 to June 30, 2006)         $ 1,000.00           $ 1,004.40             $ 0.85
Hypothetical (5% return before exp.)                 1,000.00             1,019.69               5.16

* Expenses for Class I are equal to the annualized expense ratio of 0.501% and multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half year period). Expenses for Class R are equal to the annualized expense ratio of 1.03%, multiplied by the average account value over the period, and multiplied by 30 days /365 days to reflect the partial period for Class R. The Class I ending account value on the first line in the table is based on its actual total return of 2.19% for Class I for the six-month period of January 1, 2006 to June 30, 2006. The Class R ending account value on the third line in the table is based on its actual total return of 0.44% for the period of June 1 to June 30, 2006.

FUND PROFILE
June 30, 2006 (Unaudited)

--------------------------------------------------------------------------------
                                Asset Allocation
                                (% of Net Assets)

Federal Home Loan Bank System                                             57.66%
Federal National Mortgage Association                                      6.46%
Federal Home Loan Mortgage Corporation                                    14.57%
Short Term Investments                                                    10.14%
Municipal Bonds                                                            8.35%
Government National Mortgage Association                                   2.15%
Cash and other assets less liabilities                                     0.67%
                                                                         ------
Total Net Assets                                                         100.00%
                                                                         ======

--------------------------------------------------------------------------------

AVAILABILITY OF PORTFOLIO SCHEDULE

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Qs are available at the SEC's web site at www.sec.gov. The Fund's Form N-Qs may be reviewed and copied at the Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS
June 30, 2006 (Unaudited)

                                                            Principal
                                                             Amount            Value
                                                          ------------     ------------
MUNICIPAL BONDS - 8.35%
Other - 4.63%
Education Loan Asset-Backed Trust
    5.12%, 08/01/2043 (a)                                 $  5,000,000     $  5,000,000
                                                                           ------------
Educational Funding of the South, Inc.
    Series 95, 5.21%, 12/01/2029 (a)                         5,550,000        5,550,000
                                                                           ------------
Florida - 1.51%
Citizens Property Insurance Corp.
    5.55%, 07/01/2026 (a)                                    3,450,000        3,450,000
                                                                           ------------
Massachuetts - 1.69%
Massachusetts Educational Financing Authority
    5.13%, 01/01/2036 (a)                                    3,850,000        3,850,000
                                                                           ------------
Pennsylvania - 0.52%
Pennsylvania State Higher Education Assistance Agency
    5.25%, 05/01/2046 (a)                                    1,175,000        1,175,000
                                                                           ------------
TOTAL MUNICIPAL BONDS (Cost $19,025,000)                                     19,025,000
                                                                           ------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 80.84%
FHLB - 57.66%
    2.10%, 07/28/2006                                        3,000,000        2,993,093
    4.10%, 09/01/2006 (a)                                    7,000,000        6,999,230
    4.165%, 08/17/2006 (a)                                   3,000,000        2,999,676
    4.165%, 11/06/2007 (a)                                  20,000,000       19,959,420
    4.25%, 03/16/2010 (a)                                    2,000,000        1,983,200
    4.37%, 02/22/2007 (a)                                    4,000,000        3,996,764
    4.375%, 12/19/2008                                       4,300,000        4,195,015
    4.50%, 02/18/2010 (a)(b)                                10,000,000        9,920,000
    4.55%, 07/27/2006                                        5,000,000        4,996,805
    4.605%, 09/15/2006                                       3,000,000        2,994,435
    4.76%, 05/11/2007 (a)                                   15,000,000       14,983,560
    4.87%, 04/05/2007 (a)                                    5,000,000        4,996,850
    4.89%, 09/14/2006 (a)                                    5,000,000        4,998,945
    4.90%, 09/15/2006                                       15,000,000       14,982,660
    4.97%, 03/30/2007 (a)                                    1,575,000        1,574,148
    5.00%, 11/27/2006 to 02/09/2007                         10,000,000        9,967,990
    5.125%, 11/17/2006                                       3,000,000        2,996,547
    5.15%, 12/15/2006 to 02/28/2007                         11,000,000       10,989,130
    5.375%, 11/29/2006                                       5,000,000        4,999,333
                                                                           ------------

                                                                            131,526,802
                                                                           ------------

FHLMC - 14.57%
    Discount note, 0.00%, 08/15/2006                         3,000,000        2,980,793
    Pool 1B1691, 3.316%, 05/01/2034 (a)                      2,449,661        2,436,349
    Pool 780242, 5.293%, 02/01/2033 (a)                      1,028,834        1,048,680
    Pool 780346, 3.552%, 03/01/2033 (a)                      1,386,633        1,407,498
    Pool 781955, 3.792%, 05/01/2034 (a)                      2,055,164        2,064,173
    Pool C90580, 6.00%, 09/01/2022                             473,455          471,938
    Pool M80692, 6.50%, 07/01/2008                              86,215           86,175
    Pool M80718, 5.00%, 01/01/2009                             665,663          651,557
    Pool M80739, 6.00%, 03/01/2009                             154,681          154,178
    Pool M80753, 6.50%, 05/01/2009                              88,716           88,484
    Pool M80765, 6.50%, 05/01/2009                             324,582          317,702
    Pool M80828, 4.00%, 07/01/2010                             598,162          568,882
    Pool M90727, 6.00%, 05/01/2007                              39,729           39,775
    Pool M90747, 5.50%, 08/01/2007                             122,503          122,471
    Pool M90748, 5.00%, 08/01/2007                             907,180          899,500
    Pool M90754, 5.00%, 09/01/2007                           1,971,349        1,954,626
    Pool M90777, 4.50%, 01/01/2008                           1,813,486        1,782,966
    Pool M90779, 5.50%, 11/01/2007                             419,624          419,513
    Pool M90805, 4.50%, 04/01/2008                             685,448          669,296
    Pool M90818, 4.00%, 06/01/2008                             375,863          362,927
    Pool M90819, 4.50%, 06/01/2008                             294,931          287,976
    Pool M90836, 5.00%, 06/01/2008                             461,900          455,195
    Series 2513, 5.00%, 10/15/2015                             177,726          176,534
    Series 2581, 4.00%, 02/15/2017                             830,862          801,719
    Series 2613, 4.50%, 10/15/2013                             621,263          613,450
    Series 2705, 4.50%, 02/15/2023                           1,088,185        1,072,834
    Series 2712, 4.50%, 02/15/2012                           1,140,424        1,120,202
    Series 410924, 4.253%, 05/01/2035 (a)                    1,489,744        1,530,146
    Series 410926, 4.201%, 07/01/2035 (a)                    1,649,452        1,681,053
    Series MTN, 5.02%, 03/07/2007                            3,000,000        2,987,661
    Series MTN1, 3.50%, 11/17/2006                           4,000,000        3,972,048
                                                                           ------------
                                                                             33,226,301
                                                                           ------------

FNMA - 6.46%
    4.00%, 10/16/2006 to 12/14/2006                          6,000,000        5,967,902
    Pool 190609, 7.00%, 02/01/2014                             308,030          316,979
    Pool 252268, 5.50%, 01/01/2009                             248,582          247,121
    Pool 254631, 5.00%, 02/01/2018                             910,363          879,061
    Pool 735529, 4.415%, 08/01/2034 (a)                      1,610,890        1,579,304
    Pool 754624, 5.012%, 11/01/2033 (a)                      1,462,425        1,517,209

    Pool 768359, 4.426%, 12/01/2033 (a)                        482,752          473,561
    Pool 832922, 3.664%, 09/01/2035 (a)                        787,284          794,737
    Series 1, 3.50%, 12/22/2006                              1,000,000          990,533
    Series 1, 3.75%, 11/09/2007 (a)                          2,000,000        1,973,625
                                                                           ------------
                                                                             14,740,032
                                                                           ------------

GNMA - 2.15%
    Pool 80701, 4.375%, 06/20/2033 (a)                         963,923          963,668
    Pool 80728, 5.00%, 08/20/2033 (a)                          367,549          369,357
    Pool 80825, 5.50%, 02/20/2034 (a)                          487,722          489,159
    Pool 80965, 4.50%, 07/20/2034 (a)                        1,487,261        1,482,385
    Series 2003-110, 5.00%, 05/20/2029                       1,636,798        1,608,450
                                                                           ------------
                                                                              4,913,020
                                                                           ------------

                                                                            184,406,155
                                                                           ------------

                                                                           ------------
SHORT TERM INVESTMENTS - 10.14%
Commercial Paper - 4.38%
Old Court Funding Co., n/a, 07/06/2006                       5,000,000        4,990,666
Zenith Funding Ltd., n/a, 07/14/06                           5,000,000        4,996,410
                                                                           ------------
                                                                              9,987,076
                                                                           ------------

U.S. Government - 0.28%
U.S. Treasury Bill, 4.40%, 07/27/2006                          650,000          647,933
                                                                           ------------

Money Market Funds - 5.48%
Morgan Inst. Liquidity Fund - Gvt' Port  5.03% (a)             988,091          988,091
Reserved Primary Fund - 5.07%(a)                            11,513,464       11,513,465
                                                                           ------------
                                                                             12,501,556
                                                                           ------------

TOTAL SHORT TERM INVESTMENTS (Cost $23,139,596)                              23,136,565
                                                                           ------------
Total Investments  (Cost $227,490,596) - 99.33%                             226,567,720
Cash and other assets less liabilities , Net 0.67%                            1,525,297
                                                                           ------------
TOTAL NET ASSETS - 100.00%                                                 $228,093,017
                                                                           ============

Footnotes
Percentages are stated as a percent of net assets.
(a) Variable rate securities, the coupon rate shown is the effective interest rate as of June 30, 2006.
(b) This security has been fair valued pursuant to the Fund's Good Faith Pricing Guidelines.

The accompanying notes are an integral part of these financial statements.

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2006 (Unaudited)

Assets:
       Investments, at market (cost:
       $227,490,596)                                              $ 226,567,720
       Cash                                                       $     711,173
       Receivables:
            Interest                                              $   1,207,238
            Other receivables                                     $          49
                                                                  -------------
Total Assets                                                      $ 228,486,180
                                                                  -------------

Liabilities:
       Distributions payable                                      $     293,859
       Advisory fees payable                                      $      89,300
       Accrued 12b-1 Fees Class R                                 $           4
       Payable for Fund Shares Redeemed                           $      10,000
                                                                  -------------
Total Liabilities                                                 $     393,163
                                                                  -------------

Net Assets                                                        $ 228,093,017

Net Assets consist of:
       Paid-in Capital                                            $ 229,529,512
       Undistributed Net Investment Income                        $         355
       Accumulated net realized loss on
       investments                                                $    (513,974)
       Net unrealized depreciation on
       investments                                                $    (922,876)
                                                                  -------------
Net Assets                                                        $ 228,093,017
                                                                  =============

Class I
       Net Assets                                                 $ 228,082,985
                                                                  -------------
       Shares Outstanding                                         $  23,138,605
                                                                  -------------
Net  Asset Value and offering price per share                     $        9.86
                                                                  =============

Class R
       Net Assets                                                 $      10,032
                                                                  -------------
       Shares Outstanding                                         $       1,018
                                                                  -------------
Net Asset Value and offering price per share                      $        9.86
                                                                  =============

STATEMENT OF OPERATIONS
For The Six-Month Period Ended June 30, 2006 (Unaudited)

Investment Income:
       Interest                                                     $ 4,786,413
                                                                    -----------
Total Investment Income:                                              4,786,413
                                                                    -----------

Expenses:
       Investment advisory fees                                       1,114,478
       Trustee expenses                                                   5,951
       12b-1 Fees (Class R)                                                   4
                                                                    -----------
Total Expenses:                                                       1,120,433
                                                                    -----------

       Investment advisory fees waived                                 (561,218)
                                                                    -----------
Total Net Expenses:                                                     559,215
                                                                    -----------

       Net investment income                                          4,227,198
                                                                    -----------

Realized and unrealized gain (loss) on investments:
       Net realized loss from investments (excluding short
       securities)                                                       (9,076)
       Net realized gain from future contracts                          921,718
       Net realized loss from options                                   (37,525)
       Net change in unrealized depreciation on investments            (197,974)
                                                                    -----------
       Net realized and unrealized gain on investments                  677,143
                                                                    -----------

Net increase in net assets resulting from operations                $ 4,904,341
                                                                    ===========

STATEMENT OF CHANGES IN NET ASSETS
For The Six-Month Period Ended June 30, 2006

                                                             ---------------   -----------------
                                                                 For the
                                                              Period Ended          For the
                                                             June 30, 2006 *   Fiscal Year Ended
                                                               (Unaudited)     December 31, 2005
                                                             ---------------   -----------------
Increase (Decrease) in Net Assets
Operations:
     Net investment income                                    $   4,227,198      $   5,530,090
     Net realized gain (loss) on investments                        875,117            432,040
     Net change in unrealized depreciation on investments          (197,974)          (308,322)
                                                              -------------      -------------
Net increase in net assets resulting from operations              4,904,341          5,653,808
                                                              -------------      -------------

Distributions to shareholders from:
     Net investment income                                       (4,226,844)        (5,757,731)
                                                              -------------      -------------
Total Distributions                                              (4,226,844)        (5,757,731)
                                                              -------------      -------------

Capital Share Transactions:
     Shares sold
        Class I                                                  46,350,000        137,325,000
        Class R                                                      10,000
     Shares reinvested
        Class I                                                   3,190,146          5,190,359
        Class R                                                          30
     Shares redeemed
        Class I                                                 (46,724,907)       (99,685,715)
        Class R
                                                              -------------      -------------
Increase in net assets from Fund share transactions               2,825,269         42,829,644
                                                              -------------      -------------

Total Increase in net assets                                      3,502,766         42,725,721
                                                              -------------      -------------

Net Assets:
     Beginning of period                                        224,590,251        181,864,530
                                                              -------------      -------------
     End of period                                            $ 228,093,017      $ 224,590,251
                                                              =============      =============

           Undistributed net investment income                $         355      $          --
                                                              =============      =============

Share Transactions:
     Shares sold
        Class I                                                   4,705,896         13,988,733
        Class R                                                       1,015
     Shares reinvested
        Class I                                                     323,887            528,991
        Class R                                                           3
     Redeemed
        Class I                                                  (4,743,330)       (10,160,741)
        Class R
                                                              -------------      -------------
Net increase from capital transactions                              287,471          4,356,983
                                                              =============      =============

*     Class R shares were first offered to the public on June 1, 2006

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS
PER SHARE DATA (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                 Class I Shares

                                               For the         For the         For the         For the
                                              Six-Months     Fiscal Year     Fiscal Year     Fiscal Year       For the
                                                Ended           Ended           Ended           Ended        Period Ended
                                            June 30, 2006    December 31,    December 31,    December 31,    December 31,
                                             (Unaudited)         2005            2004            2003            2002          (a)
                                            -------------    ------------    ------------    ------------    ------------
Net Asset Value,
Beginning of Period                          $      9.83     $      9.83     $      9.89     $     10.00     $     10.00
                                             -----------     -----------     -----------     -----------     -----------

Investment Operations:
    Net investment income                           0.19            0.25            0.20            0.20            0.25
    Net realized and unrealized
     gain/(loss) on investments                     0.03            0.01           (0.06)          (0.10)           0.00
                                             -----------     -----------     -----------     -----------     -----------
Total from investment operations                    0.22            0.26            0.14            0.10            0.25
                                             -----------     -----------     -----------     -----------     -----------

Distributions from:
    Net investment income                          (0.19)          (0.26)          (0.20)          (0.21)          (0.25)
                                             -----------     -----------     -----------     -----------     -----------
Total distributions                                (0.19)          (0.26)          (0.20)          (0.21)          (0.25)
                                             -----------     -----------     -----------     -----------     -----------

Net Asset Value, End of Period               $      9.86     $      9.83     $      9.83     $      9.89     $     10.00
                                             ===========     ===========     ===========     ===========     ===========

Total Return                                        2.19%           2.74%           1.38%           1.03%           2.52%      (b)

Ratios/Supplemental Data
Net assets, end of period (in 000's)         $   228,083     $   224,590     $   181,865     $   160,684     $    59,848
Ratio of expenses to average net assets:
    Before advisory fee waiver
    (Including int. exp.)                           1.00%           1.40%           1.00%           1.00%           1.00%      (c)
    Before advisory fee waiver
    (Excluding int. exp.)                                           1.00%
    After advisory fee waiver
    (Including int. exp.)                           0.50%           0.89%           0.50%           0.56%           0.60%      (c)
    After advisory fee waiver
    (Excluding int. exp.)                                           0.49%
Ratio of net investment income
to average net assets:
    Before advisory fee waiver                      3.79%           2.09%           1.48%           1.58%           2.17%      (c)
    After advisory fee waiver                       3.29%           2.60%           1.98%           2.02%           2.57%      (c)
Portfolio turnover rate                            42.50%         140.84%         262.65%         194.53%         241.11%

(a) For the period of January 9, 2002 (commencement of operations) to December 31, 2002.
(b)   Not annualized.
(c)   Annualized.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS
PER SHARE DATA (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                 Class R Shares

                                                              For the
                                                            Period Ended
                                                           June 30, 2006
                                                            (Unaudited)      (a)
                                                           -------------

Net Asset Value,
Beginning of Period                                            $ 9.86
                                                               ------

Investment Operations:
    Net investment income                                        0.03
    Net realized and unrealized gain/(loss)
     on investments                                              0.00
                                                               ------
Total from investment operations                                 0.03
                                                               ------

Distributions from:
    Net investment income                                       (0.03)
                                                               ------
Total distributions                                             (0.03)
                                                               ------

Net Asset Value, End of Period                                 $ 9.86
                                                               ======

Total Return                                                     0.44%       (b)

Ratios/Supplemental Data
Net assets, end of period (in 000's)                           $   10
Ratio of expenses to average net assets:
    Before advisory fee waiver                                   1.53%       (c)
    After advisory fee waiver                                    1.03%       (c)
Ratio of net investment income to average net assets:
    Before advisory fee waiver                                   3.71%       (c)
    After advisory fee waiver                                    3.20%       (c)
Portfolio turnover rate                                         42.50%

(a) For the period of June 1, 2006 (date Class R shares were first offered to the public) to June 30, 2006.
(b)   Not annualized.
(c)   Annualized.

                                  The Core Fund
                          Notes to Financial Statements
                              For the Period Ended
                                  June 30, 2006

NOTE 1. ORGANIZATION

The Core Fund (the "Fund"), a diversified series of WY Funds (the "Trust"), is a registered open-end investment company, established under the laws of Ohio by an Agreement and Declaration of Trust dated 10/20/2004 (the "Trust Agreement"). On January 3, 2005, the Trust and the Board of Trustees of the AmeriPrime Advisors Trust ("AmeriPrime"), respectively, approved the reorganization of the Fund, a series of AmeriPrime, into a newly created series of the Trust with the same fund name. The tax-free reorganization was effective February 7, 2005.

The Fund currently offers two classes of shares, Class I and Class R. Class I shares were first offered to the public when the fund commenced operations on January 9, 2002. Class R shares were first offered to the public on June 1, 2006. Each share represents an equal proportionate interest in the assets and liabilities belonging to the Fund and is entitled to such dividends and distributions out of income belonging to the Fund as are declared by the Trustees. Expenses attributable to any class are borne by that class. On matters that affect the Fund as a whole, each class has the same voting and other rights and preferences as any other class. On matters that affect only one class, only shareholders of that class may vote. Each class votes separately on matters affecting only that class, or on matters expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole. The Fund may offer additional classes of shares in the future.

The Fund is the only series of the Trust currently authorized by the Trustees. The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series. The Fund's adviser is Wertz York Capital Management Group, L.L.C. (the "Adviser"). The Fund's investment objective is to achieve a high level of income over the long-term consistent with the preservation of capital.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation- Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser in conformity with guidelines adopted by and subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

In accordance with the Trust's good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (ii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Federal Income Taxes- The Fund makes no provision for federal income tax. The Fund intends to continue to qualify each year as a regulated investment company under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains.

Security Transactions and Related Income- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Dividends and Distributions- The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on a monthly basis. Distributions are recorded on the ex-date. The Fund intends to distribute its net realized long term capital gains and its net realized short term capital gains at least once a year. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

Financial Futures Contracts - The Company invests in financial futures contracts solely for the purpose of hedging its existing portfolio securities, or securities that the Company intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a financial futures contract, the Company is required to pledge to the broker an amount of cash, U.S. government securities or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as "variation margin," are made or received by the Company each day, depending on the daily fluctuations in the fair value or the underlying security. The Company recognizes a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Company may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Short Sales - The Company may sell a security it does not own in anticipation of a decline in the fair market value of that security. When the Company sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Company sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund's investment adviser is Wertz York Capital Management Group, L.L.C. Under the terms of the management agreement (the Agreement), the Adviser manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short, fees and expenses of non-interested Trustees, extraordinary expenses and expenses incurred pursuant to Rule 12b-1 if any. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Adviser a fee at the annual rate of 1.00% of the average value of the daily net assets of the Fund. It should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Adviser. The Adviser has contractually agreed to waive fees and or reimburse expenses to maintain the Fund's total annual operating expenses (excluding brokerage costs, borrowing costs such as (a) interest and (b) dividends on securities sold short; taxes; fees and expenses of the non-interested person trustees and any Chief Compliance Officer that is not an interested person of the trust; and extraordinary expenses) at 0.50% of its average daily net assets through April 30, 2007. For the six months ended June 30, 2006, the Adviser earned a fee, before the waiver, of $1,114,478 from the Fund. For the six months ended June 30, 2006, the Adviser waived management fees it earned totaling $561,218 or 0.51% of the Fund's average daily net assets. At June 30, 2006, the Fund owed the adviser $89,300 for its advisory services.

The Fund retains Citco Mutual Fund Services Inc. (Citco) to manage the Fund's business affairs and provide the Fund with administrative services, fund accounting and transfer agency services, including all regulatory reporting and necessary office equipment and personnel. The Adviser paid all administrative, transfer agency and fund accounting fees on behalf of the Fund per the Agreement. Citco Mutual Fund Distributors, Inc., (the Distributor) acts as the principal distributor of the Fund's shares.

NOTE 4. INVESTMENTS

For the six months ended June 30, 2006, purchases and sales of investment securities, other than short-term investments (money market funds) were as follows:

                                                                       Amount
                                                                       ------
Purchases
     U.S. Government Obligations                                    $115,799,224
     Other                                                            24,124,800

Sales
     U.S. Government Obligations                                    $ 14,583,103
     Other                                                            26,200,000

At June 30, 2006, the net unrealized depreciation of investments for tax purposes was as follows:

                                                                        Amount
                                                                      ---------
Gross Appreciation                                                    $  54,180
Gross (Depreciation)                                                   (977,084)
                                                                      ---------
Net Depreciation on Investments                                        (922,906)
                                                                      ---------

At June 30, 2006, the aggregate cost of securities for federal income tax purposes was $227,490,624. The difference between book basis and tax basis (depreciation) is attributable to the deferral of losses on wash sales.

NOTE 5. DISTRIBUTION PLAN

The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act for Class R of the Fund (the "Plan"). The Plan permits the Fund to pay for certain distribution and promotion expenses related to marketing Class R shares of the Fund, as well as certain expenses for shareholder support and administrative services provided to the Fund and its Class R shareholders. The amount payable annually by the Fund to the Adviser is 0.50% of the average daily net assets of the Class R shares of the Fund. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses actually incurred. Pursuant to the Distribution Plan, the Board reviews, at least quarterly, a written report of the distribution expenses incurred on behalf of the Fund. For the period ended June 30, 2006, the Fund paid distribution fees of $4 under the Plan.

NOTE 6. ESTIMATES

Preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 7. CAPITAL LOSS CARRYFORWARDS

At December 31, 2005, the Fund had available for federal income tax purposes an unused capital loss carryforward of $703,865, which is available for offset against future taxable net capital gains. The loss carry forwards expire as follow:

                       Year of Expiration           Amount
                       ------------------          -------
                       2012                        703,865

To the extent this loss carryforward is used to offset future capital gains, it is probable that the amount offset will not be distributed to shareholders.

NOTE 8. DISTRIBUTIONS TO SHAREHOLDERS

The Fund paid monthly distributions of net investment income totaling $0.19 per share for Class I and $.03 per share for Class R the period ended June 30, 2006. The tax character of distributions paid in the period ended June 30, 2006 and the fiscal year ended December 31, 2005 was as follows:

                                            Six Months Ended              Fiscal Year Ended
                                              June 30, 2006               December 31, 2005
                                              -------------               -----------------
                                       Class I             Class R*            Class I
                                      ----------          ----------          ----------
Distributions paid from:
     Ordinary Income                  $4,226,814          $       30          $5,757,731
     Short-term Capital Gain                  --                  --                  --
     Long-Term Capital Gain                   --                  --                  --
                                      ----------          ----------          ----------
                                      $4,226,814          $       30          $5,757,731
                                      ==========          ==========          ==========

* For the period June 1, 2006 (inception) to June 30, 2006.

As of December 31, 2005, the components of distributable earnings / (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income/(accumulated losses)                  $  (703,865)
Undistributed long-term capital gain/(accumulated losses)                    --
Unrealized appreciation/(depreciation)                               (1,410,128)
                                                                    -----------
                                                                    $(2,113,993)
                                                                    ===========

NOTE 9. RENEWAL OF MANAGEMENT AGREEMENT (Unaudited)

Renewal of the management agreement between the Adviser and the Trust (the "Agreement") was approved by the Board, including each Trustee who is not an interested person of the Trust or an interested party to the Agreement (the "Independent Trustees"), at a meeting held on February 22, 2006. The Board reviewed and discussed reports comparing the performance and expenses of the Fund to the performance, total operating expenses and advisory fees of other funds with similar objectives and asset levels (the "peer group"). The Board then reviewed the materials provided by the Adviser in advance of the meeting, which included, among other items, a description of the Adviser's services to the Fund and other clients, a representation that there have been no changes in the Adviser's corporate structure or business activities or personnel that would impact services provided to the Fund, a description of the compensation received by the Adviser from the Fund and a discussion concerning the profitability of the Fund to the Adviser (collectively, the "Report").

      As to the nature, extent and quality of the services provided by the Adviser, the Trustees reviewed information provided in the Report regarding the Adviser's business, personnel and management style. They noted that the Adviser had been proactive in taking steps to compete with other funds, including the use of futures contracts and short sales in an attempt to manage the duration of the Fund, which had been successful (as evidenced by the Fund's performance). They also noted that they had reviewed the Adviser's compliance procedures with respect to the Fund, the Adviser's brokerage policies and a certification from the Adviser regarding its Code of Ethics. The Trustees also reviewed the Adviser's Form ADV, which described the educational and professional background of the Adviser's investment personnel, and reviewed the Adviser's profit and loss statement for calendar year 2005 and its balance sheet as of December 31, 2005. The Trustees discussed the terms of the Management Agreement, and concluded that the nature and extent of services required of the Adviser were reasonable and consistent with the Board's expectations. The Trustees concluded that the Adviser has the resources to provide high quality advisory services to the Fund.

      As for the investment performance of the Adviser, the Trustees reviewed information provided in the Report regarding the performance of the Fund, as compared to its peer group of short-term government funds having an average credit quality of AAA or better, greater than $100 million in assets and no greater than 20% of assets in mortgage securities. The Board noted that the performance of the Fund was higher than any of the others in the peer group and almost 1% higher than the average for the peer group. They also noted that the Fund was either first or second in the Morningstar group for calendar year 2005 performance and was in the top 10% of its category for three-year performance. The Trustees also reviewed the information provided in the Report regarding the performance of the Fund as compared to the one-year Constant Maturing Treasury index ("CMT"), the State Board of Administration ("SBA"), a funding vehicle available to local Florida municipalities and other institutions for short-term investments, which the portfolio managers indicated was the appropriate comparison. The Board noted that the Fund had underperformed both indexes, but determined that the reasons for underperformance included (a) that the CMT index is an interest only index and does not factor in capital losses, and as a result, the Fund will underperform in an environment where short-term rates are rising, as the Fund will experience capital losses that will not be experienced by the index; and (b) that the SBA has a very small expense ratio and that the Fund would generally underperform when the interest rate curve is flat or inverted, as the Fund will generally have a longer duration than the SBA. After discussion, the Trustees concluded that the Adviser had performed extremely well, particularly as opposed to the peer group. The Trustees did not consider performance of the Adviser in managing other accounts because there is no other account that uses the same strategy as the Fund.

      As to the cost of the services provided by the Adviser, the Trustees reviewed information in the Report showing that the advisory fee received by the Adviser (after waiver of 50 basis points and payment of Fund expenses) was less than average for its peer group and showing that the expense ratio of the Fund after waiver was significantly less than the average paid by the peer group. The Trustees therefore concluded that the advisory fee and expense ratio were reasonable. The Trustees also reviewed a profitability analysis prepared by the Adviser that detailed the cost of the Adviser providing services to the Fund and the profitability to the Adviser of the services provided to the Fund. The information provided showed that the Adviser's operating margin for 2005 was close to the average operating margin for public investment advisers as to which information was available.

      The Trustees also reviewed information regarding the Adviser's receipt of research information from brokers with whom Fund transactions are executed and, in particular, soft dollar credits received on transactions executed on behalf of the Fund. The Trustees discussed the value of such research to the Adviser and its use in managing the Fund. As for economies of scale and whether fee levels reflect those economies of scale, the Adviser indicated that it was prepared to consider breakpoints at significantly higher asset levels, but that at current levels of profitability, it did not believe that breakpoints were necessary. The Trustees concluded that breakpoints were not necessary at this time, but that they would consider the need to introduce breakpoints at higher asset levels. The Board also considered the fact that the Adviser has been waiving fees for the Fund to maintain expenses at current levels, and that the Adviser would contractually commit to waive fees through April 2007 pursuant to the proposed expense cap letter included in the Board materials. The Board also noted that the proposal would exclude from the capped expenses the fees and expenses of the Independent Trustees and any Chief Compliance Officer that is not an interested person of the Trust (other than as an officer of the Trust), and that legal and compliance costs had increased significantly due to regulatory changes, and noted that at current asset levels the impact of the Adviser not reimbursing Trustee fees and expenses would not be material. It was the consensus of the Trustees to approve the proposed expense cap letter and authorize the officers of the Fund to accept it on the Trust's behalf.

      The Trustees also discussed the written materials that they had received before the meeting and the Adviser's oral presentation and other information that the Board received at the meeting, and deliberated on the approval of the continuation of the Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information that was all-important or controlling. After discussion, it was the consensus of the Trustees, after considering all pertinent factors, that the management fees were reasonable and that the Management Agreement should be continued for an additional year.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent 12 month period ending June 30, 2006 are available without charge, upon request by calling the Fund at (866) 319-3655 and in documents filed with the SEC on the SEC's website at www.sec.gov.

TRUSTEES

M. Brent Wertz
Douglas Conner
Tammy Evans
Randy K. Sterns

OFFICERS

Mitchell P. York, President & CCO
M. Brent Wertz, Treasurer & Secretary

FUND'S ADVISER

Wertz York Capital Management Group, LLC
3434 Colwell Avenue
Suite 100
Tampa, FL 33614

DISTRIBUTOR

Citco Mutual Fund Distributors, Inc
83 General Warren Boulevard, Suite 200, Malvern, Pennsylvania 19355

INDEPENDENT ACCOUNTANTS

Cohen Fund Audit Services, LTD
800 Westpoint Parkway, Suite 1100
Westlake, OH 44145

LEGAL COUNSEL

Thompson Hine LLP
312 Walnut St., Suite 1400
Cincinnati, OH 45202

CUSTODIAN

U.S. Bank
123 S. Broad Street
Philadelphia, PA  19109

ADMINISTRATOR, TRANSFER AGENT
AND FUND ACCOUNTANT

Citco Mutual Fund Services, Inc.
83 General Warren Boulevard, Suite 200
Malvern, Pennsylvania 19355

This report is intended only for the information of shareholders or those who have received the Fund`s prospectus which contains information about the Fund`s management fee and expenses. Please read the prospectus carefully before investing. Distributed by Citco Mutual Fund's Distributors, Inc., Member NASD/SIPC.

Item 2. Code of Ethics.

Not applicable at this time.

Item 3. Audit Committee Financial Expert.

Not applicable at this time.

Item 4. Principal Accountant Fees and Services.

Not applicable at this time.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments.

Included in Semi-Annual Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11. Controls and Procedures.

      a. The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

      b. There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) WY Funds
            --------------------------------------------------------------------

By (Signature and Title)*  /s/Mitchell York
                         -------------------------------------------------------
                           Mitchell York, President

Date: September 7, 2006
     -------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/Mitchell York
                         -------------------------------------------------------
                          Mitchell York, President

Date: September 7, 2006
     -------------------------

By (Signature and Title)*  /s/Brent Wertz
                         -------------------------------------------------------
                           Brent Wertz, Treasurer

Date: September 7, 2006
     -------------------------

            o Print the name and title of each signing officer under his or her signature.